Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of Transaction and Balance Amount Due to/from Related Parties
For the years ended December 31, 2018, 2019 and 2020, the transactions and balance amount due to/from related parties was as follows:
Transaction amount with related parties

	Year ended December 31,
	2018	2019	2020
Services provided by the Group
Agent and platform service provided to a related party (1)	29,597,143	—	—
Advertising and marketing service provided to related parties (2)	17,447,475	473,215,790	250,874,596

	Year ended December 31,
	2018	2019	2020
Services received by the Group
Advertisement costs charged from a related party (3)	—	35,605,180	29,206,380
Gaming cost sharing charged from a related party (4)	—	6,806,424	1,844,720
Advertising Service fee charged from related parties (5)	15,815,201	3,284,223	4,192,090
ICloud server and other service fee charged from a related party (6)	13,875,839	—	—
In July 2019, the Company invested RMB3.0 million in a company which the founder’s controlled entity has significant influence in. The investment is measured using the measurement alternative recorded at cost less any impairment since it does not have a readily determinable fair value. The carrying value of the investment remained at RMB3.0 million as of December 31, 2020.
Balance amount with related parties

	As of
	December 31, 2019	December 31, 2020
Amount due from related parties (2)	278,155,878	383,594,360
Amount due to related parties (3)& (4)	3,436,586	9,426,883
Loan from a related party (7)	—	13,049,800

(1)
The Group provided agent and platform service between the advertising customers and a company in which the founder of the Company was a member of key management by facilitating the advertising customers to display their advertisements. The founder was no longer a member of management of that company as of September 30, 2018.

(2)
For the year ended December 31, 2018, the service fee charged to related parties consisted of: the advertising and marketing service of RMB 4.5 million provided to a company in which the founder of the Company was a member of key management (the founder was no longer a member of management of that company as of September 30, 2018), and the advertising service of RMB 12.9 million provided to Series B1 shareholder through September 2018 (After the IPO in September 2018, the Series B1 shareholder has no right to nominate the board member of the Company and has only 1.5% voting power of the Company and no ability to exercise significant influence. As a result, the Series B1 shareholder was no longer a related party of the Company after September 2018).

For the year ended December 31, 2019 and 2020, the service fee of RMB473.2 million and RMB250.9 million charged to related parties represents advertising and marketing services provided to companies under the common control of the founder, to help promote these companies’ online applications, which were developed in late 2018.
As of December 31, 2020, the amounts due from related parties is comprised of RMB368.5 million which pertains to accounts receivable from related parties revenues generated, whereas the remaining RMB15.1 million is a fee that the Company prepaid to a related party to place advertisements on behalf of their customers on the related party platform; the balance are settled and recorded as cost of revenues (see (5) below) as the advertisement services are provided. These balances were RMB262.6 million and RMB15.6 million, respectively, as of December 31, 2019.
Out of the accounts receivable from related parties of RMB262.6 million as of December 31, 2019, a total of RMB160 million of the balances have been collected as of December 31, 2020; the remaining RMB102.6 million was collected during the first quarter of 2021. Although the receivables of RMB102.
6
 million were settled after the due date, and the settlement of the remaining receivables may still be after the due date, as these companies are under the common control of the founder and they have demonstrated an ability to continuously pay off their balances, the Company did not view this delay in payment as a sign of collectability risk.
For the revenue recognized in 2020, payments have not been received as the balances as of December 31, 2020 are still within the nine to twelve months payment terms and expect to be settled within the payment terms.

(3)
In 2019 the Group entered into CPM (cost per impression) arrangements with media platforms under the common control of the founder for the Group’s customer’s advertisement placement. The total service fee charged from related parties amounted to
RMB35.6 million and RMB29.2 million for the years ended December 31, 2019 and 2020, respectively.

(4)
In 2019 the Group entered into a game cooperation agreement with a game developing company which the founder’s controlled entity has significant influence over. The Company is the principal in the arrangement. The total service fee represents the amount paid to the game developing company in relation to the arrangement, and amounted to RMB6.8 million and RMB1.8 million for the years ended December 31, 2019 and 2020, respectively.

(5)
For the year ended December 31, 2018, the Group entered into a cooperation agreement with Series B1 shareholder to promote the Company’s mobile application, and the cooperation agreement requires the Company to prepay a total service fee of RMB 31.5 million which will be recognized as expense over 3 years. For the year ended December 31, 2018, total service fee recognized as expense amounted to RMB 15.8 million. After the IPO in September 2018, the Series B1 shareholder has no right to nominate the board member of the Company and has only 1.5% voting power of the Company and no ability to exercise significant influence. As a result, the Series B1 shareholder was no longer a related party of the Company after September 2018. For the years ended December 31, 2019 and 2020, the service fee charged from related parties represented the expense charged from a company under common control of the founder which provided the Group advertising and marketing services.

(6)
The service fee mainly represented cloud server and short message service fees charged from Series B1 shareholder through September 2018. After the IPO in September 2018, the Series B1 shareholder has no right to nominate the board member of the Company and has only 1.5% voting power of the Company and no ability to exercise significant influence. As a result, the Series B1 shareholder was no longer a related party of the Company after September 2018.

(7)	The Company borrowed an interest free loan of RMB13.0 million from an entity under common control of the founder in December 2020. The loan was repaid in the first quarter of 2021.